VANECK MORNINGSTAR WIDE MOAT VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Banks : 4.1%
US Bancorp 780 $ 30,966
Underline
Capital Goods : 21.4%
Allegion plc 115 13,587
Boeing Co. * 92 16,745
Emerson Electric Co. 155 17,075
Honeywell International, Inc. 77 16,443
Huntington Ingalls Industries,
Inc. 26 6,405
Lockheed Martin Corp. 36 16,816
Masco Corp. 335 22,334
Northrop Grumman Corp. 39 17,002
RTX Corp. 329 33,028
159,435
Commercial & Professional Services : 0.7%
TransUnion 70 5,191
Underline
Consumer Discretionary Distribution &
Retail : 1.5%
Etsy, Inc. * 185 10,911
Underline
Consumer Durables & Apparel : 1.9%
NIKE, Inc. 193 14,546
Underline
Consumer Services : 4.0%
McDonald's Corp. 52 13,252
Starbucks Corp. 208 16,193
29,445
Financial Services : 3.0%
Charles Schwab Corp. 226 16,654
MarketAxess Holdings, Inc. 31 6,216
22,870
Food, Beverage & Tobacco : 14.8%
Altria Group, Inc. 744 33,889
Brown-Forman Corp. 160 6,910
Campbell Soup Co. 753 34,028
Constellation Brands, Inc. 25 6,432
PepsiCo, Inc. 75 12,370
Philip Morris International, Inc. 172 17,429
111,058
Number
of Shares Value
Health Care Equipment & Services : 4.9%
Medtronic Plc 180 $ 14,168
Zimmer Biomet Holdings, Inc. 203 22,032
36,200
Household & Personal Products : 3.2%
Clorox Co. 47 6,414
Kenvue, Inc. 938 17,053
23,467
Materials : 7.3%
Corteva, Inc. 354 19,095
International Flavors &
Fragrances, Inc. 375 35,704
54,799
Media & Entertainment : 8.1%
Alphabet, Inc. 45 8,197
Comcast Corp. 816 31,955
Walt Disney Co. 204 20,255
60,407
Pharmaceuticals, Biotechnology & Life
Sciences : 18.8%
Biogen, Inc. * 69 15,996
Bio-Rad Laboratories, Inc. * 38 10,378
Bristol-Myers Squibb Co. 691 28,697
Gilead Sciences, Inc. 476 32,658
Pfizer, Inc. 1,185 33,156
Thermo Fisher Scientific, Inc. 25 13,825
Waters Corp. * 20 5,802
140,512
Semiconductors & Semiconductor
Equipment : 1.4%
Teradyne, Inc. 70 10,380
Underline
Software & Services : 1.1%
Roper Technologies, Inc. 14 7,891
Underline
Technology Hardware & Equipment : 1.2%
Keysight Technologies, Inc. * 67 9,162
Underline
Transportation : 2.5%
CH Robinson Worldwide, Inc. 214 18,858
Underline
Total Common Stocks
(Cost: $759,622) 746,098
Total Investments: 99.9%
(Cost: $759,622) 746,098
Other assets less liabilities: 0.1% 415
NET ASSETS: 100.0% $ 746,513
* Non-income producing